AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 11.2%
$105,080	Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.628%, 3/25/2049[1,2,3]	$103,056
270,000	Antares CLO Ltd. Series 2017-1A, Class C, 4.919% (3-Month USD Libor+310 basis points), 7/20/2028[1,2,4]	249,405
240,000	Arbor Realty Collateralized Loan Obligation Ltd. Series 2017-FL3, Class A, 1.695% (1-Month USD Libor+99 basis points), 12/15/2027[1,2,4]	224,844
180,000	Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A, 2.630%, 12/20/2021[1,2]	178,391
106,106	CLI Funding LLC Series 2018-1A, Class A, 4.030%, 4/18/2043[1,2]	103,208
1,236,561	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.540%, 1/25/2047[1,2]	1,250,001
	DRB Prime Student Loan Trust
43,494	Series 2016-B, Class A2, 2.890%, 6/25/2040[1,2]	43,910
352,415	Series 2017-A, Class A2B, 2.850%, 5/27/2042[1,2]	358,764
	DT Auto Owner Trust
163,757	Series 2019-3A, Class A, 2.550%, 8/15/2022[1,2]	162,986
312,000	Series 2018-2A, Class C, 3.670%, 3/15/2024[1,2]	305,948
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 3.536% (3-Month USD Libor+170 basis points), 4/17/2031[1,2,4]	1,058,789
1,500,000	Fortress Credit Opportunities IX CLO Ltd. Series 2017-9A, Class A1T, 3.242% (3-Month USD Libor+155 basis points), 11/15/2029[1,2,4]	1,395,348
	Golub Capital Partners CLO Ltd.
290,000	Series 2017-19RA, Class B, 4.344% (3-Month USD Libor+255 basis points), 7/26/2029[1,2,4]	253,814
850,000	Series 2018-36A, Class C, 3.841% (3-Month USD Libor+210 basis points), 2/5/2031[1,2,4]	719,993
250,000	Series 2020-47A, Class C1, 4.093% (3-Month USD Libor+325 basis points), 5/5/2032[1,2,4]	167,125
273,000	Hunt CRE Ltd. Series 2017-FL1, Class A, 1.705% (1-Month USD Libor+100 basis points), 8/15/2034[1,2,4]	254,971
250,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class B, 4.819% (3-Month USD Libor+300 basis points), 7/20/2029[1,2,4]	225,445
204,180	Lanark Master Issuer PLC Series 2019-1A, Class 1A1, 2.453% (3-Month USD Libor+77 basis points), 12/22/2069[1,2,4]	200,710
498,286	Laurel Road Prime Student Loan Trust Series 2017-C, Class A2B, 2.810%, 11/25/2042[1,2]	499,103

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$200,000	LoanCore Ltd. Series 2018-CRE1, Class A, 1.834% (1-Month USD Libor+113 basis points), 5/15/2028[1,2,4]	$191,288
	NextGear Floorplan Master Owner Trust
360,000	Series 2017-1A, Class A2, 2.540%, 4/18/2022[1,2]	359,756
465,000	Series 2019-1A, Class A2, 3.210%, 2/15/2024[1,2]	437,640
588,000	Series 2019-2A, Class A2, 2.070%, 10/15/2024[1,2]	550,038
73,627	SCF Equipment Leasing LLC Series 2017-2A, Class A, 3.410%, 12/20/2023[1,2]	73,095
	SMB Private Education Loan Trust
206,274	Series 2017-B, Class A2B, 1.455% (1-Month USD Libor+75 basis points), 10/15/2035[1,2,4]	195,449
1,025,000	Series 2019-B, Class A2B, 1.705% (1-Month USD Libor+100 basis points), 6/15/2037[1,2,4]	911,390
	Sofi Consumer Loan Program LLC
91,163	Series 2017-3, Class A, 2.770%, 5/25/2026[1,2]	90,370
1,500,000	Series 2017-4, Class B, 3.590%, 5/26/2026[1,2,3]	1,359,740
	Sofi Consumer Loan Program Trust
288,000	Series 2018-1, Class B, 3.650%, 2/25/2027[1,2]	241,312
913,604	Series 2019-4, Class A, 2.450%, 8/25/2028[1,2]	867,583
63,993	Sofi Professional Loan Program LLC Series 2019-A, Class A1FX, 3.180%, 6/15/2048[1,2]	63,743
66,500	TAL Advantage V LLC Series 2013-1A, Class A, 2.830%, 2/22/2038[1,2]	64,681
103,085	Tesla Auto Lease Trust Series 2018-B, Class A, 3.710%, 8/20/2021[1,2]	103,421
127,699	Textainer Marine Containers V Ltd. Series 2017-1A, Class A, 3.720%, 5/20/2042[1,2]	114,903
1,159,714	Thunderbolt III Aircraft Lease Ltd. Series 2019-1, Class A, 3.671%, 11/15/2039[2]	810,846
231,275	Triton Container Finance IV LLC Series 2017-2A, Class A, 3.620%, 8/20/2042[1,2]	202,014
606,078	U.S. Airways 2013-1 Class B Pass-Through Trust 5.375%, 5/15/2023	578,612
122,442	VSE VOI Mortgage LLC Series 2016-A, Class A, 2.540%, 7/20/2033[1,2]	120,068
705,106	Willis Engine Structured Trust IV Series 2018-A, Class A, 4.750%, 9/15/2043[1,2,5]	492,532
	TOTAL ASSET-BACKED SECURITIES
	(Cost $17,327,417)	15,584,292
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
36,641	Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A, 1.605% (1-Month USD Libor+90 basis points), 9/15/2035[1,2,4]	33,085

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$145,627	Bellemeade Re Ltd. Series 2018-2A, Class M1B, 2.297% (1-Month USD Libor+135 basis points), 8/25/2028[1,2,4]	$135,304
315,906	CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 1.755% (1-Month USD Libor+105 basis points), 7/15/2032[2,4]	279,413
236,027	CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A, 1.805% (1-Month USD Libor+110 basis points), 7/15/2030[2,4]	221,253
	Citigroup Commercial Mortgage Trust
400,000	Series 2013-375P, Class D, 3.517%, 5/10/2035[2,3]	379,654
90,000	Series 2016-P6, Class C, 4.281%, 12/10/2049[1,3]	82,768
	FREMF Mortgage Trust
65,000	Series 2015-K44, Class B, 3.681%, 1/25/2048[1,2,3]	62,929
150,000	Series 2015-K45, Class B, 3.590%, 4/25/2048[1,2,3]	144,660
	LMREC, Inc.
28,926	Series 2016-CRE2, Class A, 3.329% (1-Month USD Libor+170 basis points), 11/24/2031[1,2,4]	28,696
17,748	Series 2015-CRE1, Class AR, 1.908% (1-Month USD Libor+98 basis points), 2/22/2032[1,2,4]	17,502
	MSBAM Commercial Mortgage Securities Trust
290,000	Series 2012-CKSV, Class C, 4.285%, 10/15/2030[2,3]	259,312
732,000	Series 2012-CKSV, Class D, 4.285%, 10/15/2030[2,3]	591,699
352,800	MSDB Trust Series 2017-712F, Class C, 3.628%, 7/11/2039[2,3]	223,795
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $2,755,214)	2,460,070
	CORPORATE BONDS — 83.9%
	COMMUNICATIONS — 8.6%
	AT&T, Inc.
750,000	4.750%, 5/15/2046[1]	829,440
770,000	5.150%, 2/15/2050[1]	918,911
865,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.500%, 8/15/2030[1,2]	847,700
1,223,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.750%, 4/1/2048[1]	1,386,739
	Comcast Corp.
620,000	3.700%, 4/15/2024[1]	665,354
92,000	4.150%, 10/15/2028[1]	103,299
107,000	4.700%, 10/15/2048[1]	138,618
600,000	Cox Enterprises, Inc. 7.375%, 7/15/2027[2]	726,809
	CSC Holdings LLC
250,000	7.500%, 4/1/2028[1,2]	266,355

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$423,000	6.500%, 2/1/2029[1,2]	$456,201
296,000	Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 8/15/2026[1,2]	240,506
9,000	Lamar Media Corp. 4.000%, 2/15/2030[1,2]	8,370
686,000	Rogers Communications, Inc. 3.700%, 11/15/2049[1,6]	700,572
	Sirius XM Radio, Inc.
229,000	4.625%, 7/15/2024[1,2]	232,419
384,000	5.000%, 8/1/2027[1,2]	389,722
64,000	Time Warner Cable LLC 6.550%, 5/1/2037	71,799
115,000	Twitter, Inc. 3.875%, 12/15/2027[1,2]	110,616
	Verizon Communications, Inc.
850,000	4.812%, 3/15/2039	1,046,359
329,000	4.672%, 3/15/2055	418,405
83,000	ViacomCBS, Inc. 6.875%, 4/30/2036	93,491
1,440,000	Vodafone Group PLC 4.875%, 6/19/2049[6]	1,588,729
800,000	VTR Finance B.V. 6.875%, 1/15/2024[1,2,6]	725,992
		11,966,406
	CONSUMER DISCRETIONARY — 7.4%
71,390	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 1/15/2022[2]	70,854
228,470	American Airlines 2017-1 Class AA Pass-Through Trust 3.650%, 8/15/2030	217,493
383,146	American Airlines 2017-2 Class AA Pass-Through Trust 3.350%, 4/15/2031	380,620
437,164	American Airlines 2019-1 Class AA Pass-Through Trust 3.150%, 8/15/2033	385,064
805,000	American Airlines Group, Inc. 3.750%, 3/1/2025[2]	563,500
9,418	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[2]	9,348
646,000	Delphi Technologies PLC 5.000%, 10/1/2025[2,6]	515,185
410,000	ERAC USA Finance LLC 4.500%, 2/15/2045[1,2]	374,934
	Ford Motor Credit Co. LLC
575,000	2.343%, 11/2/2020	552,000
700,000	5.085%, 1/7/2021	682,290

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$400,000	5.875%, 8/2/2021	$392,000
739,000	4.542%, 8/1/2026[1]	646,625
1,226,000	General Motors Financial Co., Inc. 2.837% (3-Month USD Libor+110 basis points), 11/6/2021[4]	1,123,935
989,000	Las Vegas Sands Corp. 3.900%, 8/8/2029[1]	852,366
	McDonald's Corp.
655,000	2.125%, 3/1/2030[1]	605,094
250,000	4.450%, 3/1/2047[1]	270,401
275,000	Newell Brands, Inc. 4.200%, 4/1/2026[1]	269,994
1,034,000	Starbucks Corp. 4.450%, 8/15/2049[1]	1,186,321
163,090	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	162,993
304,033	United Airlines 2018-1 Class B Pass-Through Trust 4.600%, 9/1/2027	265,276
186,654	United Airlines 2019-1 Class AA Pass-Through Trust 4.150%, 2/25/2033	193,596
609,000	United Airlines 2019-2 Class AA Pass-Through Trust 2.700%, 11/1/2033	546,965
		10,266,854
	CONSUMER STAPLES — 3.2%
	Altria Group, Inc.
242,000	4.800%, 2/14/2029[1]	251,863
152,000	5.950%, 2/14/2049[1]	175,764
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
480,000	4.700%, 2/1/2036[1]	502,676
617,000	4.900%, 2/1/2046[1]	672,014
363,000	BRF S.A. 4.875%, 1/24/2030[1,2,6]	305,265
935,000	Conagra Brands, Inc. 3.800%, 10/22/2021	940,986
750,000	Kroger Co. 4.500%, 1/15/2029[1]	837,922
600,000	NBM U.S. Holdings, Inc. 6.625%, 8/6/2029[1,2]	538,440
204,000	Sysco Corp. 5.950%, 4/1/2030[1]	214,167
		4,439,097
	ENERGY — 10.3%
309,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 3/1/2027[1,2]	197,760

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$2,789,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[1,2]	$2,510,100
1,260,000	CVR Energy, Inc. 5.750%, 2/15/2028[1,2]	941,850
180,000	Enbridge, Inc. 6.000% (3-Month USD Libor+389 basis points), 1/15/2077[1,6,7]	133,200
500,000	Energy Transfer Operating LP 6.250%, 4/15/2049[1]	428,484
	Enterprise Products Operating LLC
475,000	6.450%, 9/1/2040	575,297
126,000	5.375% (3-Month USD Libor+257 basis points), 2/15/2078[1,7]	88,200
733,000	Global Partners LP / GLP Finance Corp. 7.000%, 8/1/2027[1]	549,750
129,000	Holly Energy Partners LP / Holly Energy Finance Corp. 5.000%, 2/1/2028[1,2]	108,038
	Kinder Morgan, Inc.
410,000	8.050%, 10/15/2030	467,671
600,000	5.550%, 6/1/2045[1]	611,537
	Marathon Petroleum Corp.
307,000	4.750%, 9/15/2044[1]	233,408
345,000	5.850%, 12/15/2045[1]	286,018
	MPLX LP
515,000	4.875%, 6/1/2025[1]	424,036
641,000	4.250%, 12/1/2027[1,2]	517,766
249,000	5.500%, 2/15/2049[1]	209,992
408,000	4.900%, 4/15/2058[1]	274,658
	NGPL PipeCo LLC
820,000	4.875%, 8/15/2027[1,2]	729,834
737,000	7.768%, 12/15/2037[2]	733,693
790,000	Noble Energy, Inc. 4.950%, 8/15/2047[1]	460,090
688,000	Parkland Fuel Corp. 5.875%, 7/15/2027[1,2,6]	644,931
301,000	PBF Holding Co. LLC / PBF Finance Corp. 6.000%, 2/15/2028[1,2]	198,660
	Petroleos Mexicanos
225,000	6.500%, 1/23/2029[6]	162,563
304,000	5.950%, 1/28/2031[1,2,6]	210,830
492,000	6.350%, 2/12/2048[6]	307,500
136,000	6.950%, 1/28/2060[1,2,6]	91,120
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.500%, 12/15/2026[1]	193,930
275,000	Sunoco Logistics Partners Operations LP 5.400%, 10/1/2047[1]	219,041

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
$385,000	5.000%, 1/15/2028[1]	$310,335
809,000	5.500%, 3/1/2030[1,2]	624,872
427,000	Western Midstream Operating LP 4.050%, 2/1/2030[1,5]	185,891
800,000	Williams Cos., Inc. 4.900%, 1/15/2045[1]	699,873
		14,330,928
	FINANCIALS — 24.5%
175,000	Allstate Corp. 6.500% (3-Month USD Libor+212 basis points), 5/15/2067[1,7]	189,000
990,000	American Express Co. 3.400%, 2/22/2024[1]	1,032,425
802,000	American International Group, Inc. 8.175% (3-Month USD Libor+419 basis points), 5/15/2058[1,7]	938,340
1,000,000	American Tower Corp. 2.750%, 1/15/2027[1]	964,809
	Bank of America Corp.
225,000	4.100%, 7/24/2023	239,712
1,174,000	3.366% (3-Month USD Libor+81 basis points), 1/23/2026[1,7]	1,229,844
200,000	4.183%, 11/25/2027[1]	206,733
1,000,000	3.974% (3-Month USD Libor+121 basis points), 2/7/2030[1,7]	1,077,931
200,000	5.875%, 2/7/2042	281,528
329,000	Barclays Bank PLC 2.308% (3-Month USD Libor+46 basis points), 1/11/2021[1,4,6]	322,364
660,000	Berkshire Hathaway Finance Corp. 4.200%, 8/15/2048[1]	774,974
	Citigroup, Inc.
685,000	3.500%, 5/15/2023	695,635
804,000	5.300%, 5/6/2044	944,062
451,000	Credit Agricole S.A. 4.000% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,6,8]	453,993
697,000	Credit Suisse Group A.G. 2.593% (SOFRRATE+156 basis points), 9/11/2025[1,2,6,7]	662,179
139,000	Crown Castle International Corp. 3.300%, 7/1/2030[1]	137,859
351,000	Danske Bank A/S 5.000%, 1/12/2022[2,6]	360,420
1,050,000	Farmers Insurance Exchange 4.747% (3-Month USD Libor+323 basis points), 11/1/2057[1,2,7]	1,115,305
852,000	Fifth Third Bancorp 2.375%, 1/28/2025[1]	809,752
717,000	Fiserv, Inc. 3.500%, 7/1/2029[1]	745,817

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Goldman Sachs Group, Inc.
$209,000	5.950%, 1/15/2027	$236,656
790,000	3.545% (3-Month USD Libor+175 basis points), 10/28/2027[1,4]	711,050
250,000	6.750%, 10/1/2037	330,941
502,000	Harborwalk Funding Trust 5.077% (3-Month USD Libor+319 basis points), 2/15/2069[1,2,7]	668,915
232,000	High Street Funding Trust II 4.682%, 2/15/2048[1,2]	237,131
395,000	HSBC Capital Funding Dollar 1 LP 10.176% (3-Month USD Libor+498 basis points), 6/30/2030[1,2,6,7,9,10]	580,650
789,000	ING Groep N.V. 3.550%, 4/9/2024[6]	792,808
320,000	Iron Mountain, Inc. 4.875%, 9/15/2029[1,2]	300,602
	JPMorgan Chase & Co.
1,230,000	4.625% (3-Month USD Libor+258 basis points), 11/1/2022[1,7,9,10]	1,082,400
1,235,000	3.960% (3-Month USD Libor+125 basis points), 1/29/2027[1,7]	1,328,137
487,000	Lincoln National Corp. 3.800%, 3/1/2028[1]	484,452
1,000,000	Marsh & McLennan Cos., Inc. 4.375%, 3/15/2029[1]	1,101,090
236,000	Massachusetts Mutual Life Insurance Co. 4.900%, 4/1/2077[2]	250,147
100,000	Mastercard, Inc. 3.850%, 3/26/2050[1]	122,545
	MetLife, Inc.
500,000	9.250%, 4/8/2038[1,2]	625,000
333,000	10.750%, 8/1/2039[1]	462,870
1,150,000	6.400%, 12/15/2066[1]	1,200,145
635,000	Mitsubishi UFJ Financial Group, Inc. 2.665%, 7/25/2022[6]	632,876
773,000	Mizuho Financial Group, Inc. 2.683% (3-Month USD Libor+84 basis points), 7/16/2023[1,4,6]	733,603
	Morgan Stanley
850,000	4.875%, 11/1/2022	891,978
100,000	3.201% (3-Month USD Libor+140 basis points), 10/24/2023[1,4]	96,550
150,000	5.000%, 11/24/2025	164,210
300,000	4.350%, 9/8/2026	317,781
500,000	3.950%, 4/23/2027	526,570
1,045,000	New York Life Global Funding 2.875%, 4/10/2024[2]	1,073,100
231,000	Nuveen LLC 4.000%, 11/1/2028[1,2]	241,377
	PNC Financial Services Group, Inc.
369,000	3.450%, 4/23/2029[1]	365,546
379,000	5.000% (3-Month USD Libor+330 basis points), 11/1/2026[1,7,9,10]	358,155

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$845,000	Principal Financial Group, Inc. 4.700% (3-Month USD Libor+304 basis points), 5/15/2055[1,7]	$743,600
	Prudential Financial, Inc.
750,000	5.875% (3-Month USD Libor+418 basis points), 9/15/2042[1,7]	727,500
573,000	5.625% (3-Month USD Libor+392 basis points), 6/15/2043[1,7]	538,448
447,000	5.700% (3-Month USD Libor+267 basis points), 9/15/2048[1,7]	413,475
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	101,956
1,232,000	Truist Financial Corp. 4.800% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+300 basis points), 9/1/2024[1,8,9,10]	1,059,520
250,000	UBS A.G. 7.625%, 8/17/2022[6]	257,500
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	367,262
600,000	3.000%, 2/19/2025	611,664
250,000	5.875% (3-Month USD Libor+399 basis points), 6/15/2025[1,7,9,10]	253,750
		34,174,642
	GOVERNMENTS — 1.9%
226,000	Colombia Government International Bond 5.200%, 5/15/2049[1,6]	236,923
571,000	Ghana Government International Bond 7.875%, 2/11/2035[2,6]	401,984
225,000	Perusahaan Penerbit SBSN Indonesia III 4.450%, 2/20/2029[2,6]	228,503
1,000,000	Saudi Government International Bond 5.250%, 1/16/2050[2,6]	1,119,216
865,000	Turkey Government International Bond 5.250%, 3/13/2030[6]	699,569
		2,686,195
	HEALTH CARE — 4.8%
	AbbVie, Inc.
736,000	2.950%, 11/21/2026[1,2]	739,376
561,000	4.050%, 11/21/2039[1,2]	577,050
843,000	Alcon Finance Corp. 3.800%, 9/23/2049[1,2]	841,016
62,000	Bausch Health Cos., Inc. 5.250%, 1/30/2030[1,2,6]	58,625
	CVS Health Corp.
1,237,000	4.300%, 3/25/2028[1]	1,323,150
1,164,000	3.250%, 8/15/2029[1]	1,132,453
287,000	4.250%, 4/1/2050[1]	297,910

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$1,222,000	Takeda Pharmaceutical Co., Ltd. 5.000%, 11/26/2028[1,6]	$1,393,043
400,000	Teva Pharmaceutical Finance Netherlands III B.V. 7.125%, 1/31/2025[1,2,6]	396,000
		6,758,623
	INDUSTRIALS — 2.0%
	Ashtead Capital, Inc.
422,000	4.000%, 5/1/2028[1,2]	363,764
200,000	4.250%, 11/1/2029[1,2]	169,411
660,000	Carrier Global Corp. 2.722%, 2/15/2030[1,2]	608,146
	General Electric Co.
84,000	5.300%, 2/11/2021	85,027
59,000	4.125%, 10/9/2042	55,700
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[2,6]	104,907
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
294,000	3.650%, 7/29/2021[1,2]	297,650
595,000	2.700%, 11/1/2024[1,2]	555,197
336,000	Ryder System, Inc. 3.500%, 6/1/2021	335,950
50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[1,2,6]	49,528
200,000	Union Pacific Corp. 3.839%, 3/20/2060[1,2]	208,742
		2,834,022
	MATERIALS — 6.3%
782,000	3M Co. 4.000%, 9/14/2048[1]	902,060
2,884,000	BHP Billiton Finance USA Ltd. 6.750% (USD SWAP SEMI 30/360 5Y+509 basis points), 10/19/2075[1,2,6,8]	3,057,790
	Braskem Netherlands Finance B.V.
980,000	4.500%, 1/31/2030[2,6]	763,420
726,000	5.875%, 1/31/2050[2,6]	562,650
	Celulosa Arauco y Constitucion S.A.
400,000	4.200%, 1/29/2030[1,2,6]	343,000
401,000	5.500%, 4/30/2049[1,2,6]	316,790
627,000	Inversiones CMPC S.A. 3.850%, 1/13/2030[1,2,6]	564,300
722,000	Newmont Corp. 2.250%, 10/1/2030[1]	670,851
692,000	Olin Corp. 5.625%, 8/1/2029[1]	636,813

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
	Steel Dynamics, Inc.
$327,000	2.800%, 12/15/2024[1]	$304,478
299,000	3.450%, 4/15/2030[1]	270,583
381,000	Vale Overseas, Ltd. 6.875%, 11/21/2036[6]	423,104
		8,815,839
	TECHNOLOGY — 4.9%
	Broadcom, Inc.
1,125,000	4.250%, 4/15/2026[1,2]	1,105,995
1,280,000	4.750%, 4/15/2029[1,2]	1,298,372
624,000	Dell International LLC / EMC Corp. 8.350%, 7/15/2046[1,2]	740,847
137,000	Microsoft Corp. 4.500%, 2/6/2057[1]	188,632
775,000	NXP B.V. / NXP Funding LLC 3.875%, 9/1/2022[2,6]	778,002
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.300%, 6/18/2029[1,2,6]	539,032
	Oracle Corp.
500,000	3.850%, 7/15/2036[1]	525,721
1,560,000	3.600%, 4/1/2040[1]	1,560,151
48,000	Presidio Holdings, Inc. 4.875%, 2/1/2027[1,2]	42,960
		6,779,712
	UTILITIES — 10.0%
650,000	AES Gener S.A. 6.350% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+492 basis points), 4/7/2025[1,2,6,8]	494,000
789,000	Arizona Public Service Co. 4.250%, 3/1/2049[1]	865,838
	Black Hills Corp.
170,000	3.950%, 1/15/2026[1]	178,590
1,676,000	3.875%, 10/15/2049[1]	1,429,591
647,000	Calpine Corp. 4.500%, 2/15/2028[1,2]	627,105
675,000	Cleveland Electric Illuminating Co. 3.500%, 4/1/2028[1,2]	634,935
560,000	DTE Energy Co. 3.400%, 6/15/2029[1]	560,059
429,000	Duke Energy Carolinas LLC 3.950%, 11/15/2028[1]	474,637
262,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[2]	267,615

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
	Edison International
$508,000	2.400%, 9/15/2022[1]	$490,355
393,000	3.550%, 11/15/2024[1]	390,307
225,000	4.950%, 4/15/2025[1]	224,480
	Enel Finance International N.V.
317,000	2.750%, 4/6/2023[2,6]	299,032
526,000	4.625%, 9/14/2025[2,6]	558,510
230,000	Evergy Metro, Inc. 4.200%, 6/15/2047[1]	257,207
248,000	Exelon Corp. 3.400%, 4/15/2026[1]	240,398
	FirstEnergy Corp.
200,000	7.375%, 11/15/2031	260,550
735,000	4.850%, 7/15/2047[1]	803,425
664,000	Florida Power & Light Co. 3.990%, 3/1/2049[1]	747,768
354,000	Metropolitan Edison Co. 4.300%, 1/15/2029[1,2]	369,437
1,000,000	MidAmerican Energy Co. 4.250%, 7/15/2049[1]	1,161,886
277,000	NiSource, Inc. 5.650% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+284 basis points), 6/15/2023[1,8,9,10]	246,530
535,000	Piedmont Natural Gas Co., Inc. 3.500%, 6/1/2029[1]	541,378
477,000	Rochester Gas & Electric Corp. 3.100%, 6/1/2027[1,2]	469,595
	Southern Co. Gas Capital Corp.
426,000	5.875%, 3/15/2041[1]	482,435
121,000	3.950%, 10/1/2046[1]	108,117
822,000	4.400%, 5/30/2047[1]	813,655
		13,997,435
	TOTAL CORPORATE BONDS
	(Cost $123,187,269)	117,049,753
	MUNICIPAL BONDS — 1.2%
1,055,000	State of California 7.550%, 4/1/2039	1,711,948
	TOTAL MUNICIPAL BONDS
	(Cost $1,581,697)	1,711,948

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES — 0.0%
$32,340	Fannie Mae Pool 6.000%, 7/1/2040	$37,648
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $36,815)	37,648
	PREFERRED STOCKS — 0.2%
	FINANCIALS — 0.2%
2,800	CoBank ACB 6.250% (3-Month USD Libor+456 basis points), [1,3,9,10]	270,788
	TOTAL PREFERRED STOCKS
	(Cost $299,688)	270,788

Number of Shares
	SHORT-TERM INVESTMENTS — 1.2%
1,698,928	Federated Treasury Obligations Fund - Institutional Class 0.998%, 4/2/2020[11]	1,698,928
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,698,928)	1,698,928
	TOTAL INVESTMENTS — 99.5%
	(Cost $146,887,028)	138,813,427
	Other Assets in Excess of Liabilities — 0.5%	703,904
	TOTAL NET ASSETS — 100.0%	$139,517,331

LLC – Limited Liability Company
PLC – Public Limited Company
LP – Limited Partnership

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $58,395,973, which represents 41.9% of total net assets of the Fund.
[3]	Variable rate security.
[4]	Floating rate security.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Fixed to float security. Fixed rate indicated is the rate effective at March 31, 2020. Security may convert at a future date to a floating rate or referenced rate and spread.
[8]	Fixed to variable security. Fixed rate indicated is the rate effective at March 31, 2020. Security may convert at a future date to a variable rate of referenced rate and spread.
[9]	Interest-only security.
[10]	Perpetual security. Date shown is next call date.
[11]	The rate is the annualized seven-day yield at period end.

AAM/Insight Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	March 31, 2020	(Depreciation)
Interest Rate Futures
(19)	10-Year U.S. Treasury Note	June 2020	$(2,645,157)	$(2,635,063)	$10,094
10	5-Year U.S. Treasury Note	June 2020	1,252,828	1,253,594	766
46	U.S. Treasury Long Bond	June 2020	7,827,467	8,236,875	409,408
(14)	Ultra 10-Year U.S. Treasury Note	June 2020	(2,157,407)	(2,184,438)	(27,031)
3	Ultra Long-Term U.S. Treasury Bond	June 2020	661,063	665,625	4,562

TOTAL FUTURES CONTRACTS			$4,938,794	$5,336,593	$397,799